Future Minimum Base Rents and Future Minimum Lease Payments - Future Minimum Base Rents (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Operating Leased Assets
2015	$ 171,181
2016	171,760
2017	159,109
2018	149,463
2019	134,439
Thereafter	558,707
Total	1,344,659
Non-Cancelable Leases
Operating Leased Assets
2015	170,355
2016	168,323
2017	152,138
2018	139,835
2019	123,690
Thereafter	539,180
Total	1,293,521
Subject to Early Termination Options
Operating Leased Assets
2015	826
2016	3,437
2017	6,971
2018	9,628
2019	10,749
Thereafter	19,527
Total	$ 51,138